Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of December 31:

	2023	2024	2024
	HK$	HK$	US$
Computer equipment	2,151,472	2,560,271	329,605
Furniture and fixture	590,217	590,217	75,983
Office equipment	90,057	90,057	11,594
Leasehold improvements	652,073	652,073	83,946
Less: accumulated depreciation	(3,447,308)	(3,489,511)	(449,233)
Net book value	36,511	403,107	51,895